Note 2 - Summary of Significant Accounting Policies - Schedule of Par Values, Fair Values and Purchase Premiums (Discounts) of the Initial Portfolio (Details)	Feb. 11, 2020 USD ($)
Reported Value Measurement [Member]
Cash	$ 302
Loans, held-for-investment, net	22,127
Preferred stock	40,000
Accrued interest and dividends	3,616
Assets, Fair Value Disclosure	2,719,837
Financial and Nonfinancial Liabilities, Fair Value Disclosure	2,539,724
Total contributions	180,113
Reported Value Measurement [Member] | Credit Facility [Member]
Facility	788,764
Reported Value Measurement [Member] | Bridge Facility [Member]
Facility	95,000
Reported Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value	1,655,960
Reported Value Measurement [Member] | Mortgages [Member]
Loans, held-for-investment, net	863,564
Reported Value Measurement [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	1,790,228
Estimate of Fair Value Measurement [Member]
Cash	302
Loans, held-for-investment, net	22,282
Preferred stock	40,400
Accrued interest and dividends	3,616
Assets, Fair Value Disclosure	2,791,653
Financial and Nonfinancial Liabilities, Fair Value Disclosure	2,539,724
Total contributions	251,929
Estimate of Fair Value Measurement [Member] | Credit Facility [Member]
Facility	788,764
Estimate of Fair Value Measurement [Member] | Bridge Facility [Member]
Facility	95,000
Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value	1,655,960
Estimate of Fair Value Measurement [Member] | Mortgages [Member]
Loans, held-for-investment, net	934,918
Estimate of Fair Value Measurement [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	1,790,135
Changes Measurement [Member]
Cash
Loans, held-for-investment, net	155
Preferred stock	400
Accrued interest and dividends
Assets, Fair Value Disclosure	71,816
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Total contributions	71,816
Changes Measurement [Member] | Credit Facility [Member]
Facility
Changes Measurement [Member] | Bridge Facility [Member]
Facility
Changes Measurement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Bonds payable held in variable interest entities, at fair value
Changes Measurement [Member] | Mortgages [Member]
Loans, held-for-investment, net	71,354
Changes Measurement [Member] | Mortgages [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Loans, held-for-investment, net	$ (93)